Taxes Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Value-added Tax payable	$ 633,943	$ 480,079
Income tax payable	23,210	55,668
Other taxes payable	69,294	49,783
Total	$ 726,447	$ 585,530